SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of depreciation rates for property and equipment
%

Computers, software and electronic equipment	33
Furniture and office equipment	7

Schedule of computation of basic and diluted losses per share
	Year ended December 31,
	2022	2021	2020

Numerator:
Net loss applicable to shareholders of ordinary shares	$(8,792)	$(7,246)	$(4,053)

Denominator:
Shares of Ordinary Share and restricted shares used in computing basic and diluted net loss per share	10,661,170	9,812,234	3,243,943
Net loss per share of ordinary share, basic and diluted	$(0.82)	$(0.74)	$(1.25)